Accounting policies - Impairment of financial assets (Details) € in Millions	12 Months Ended
Dec. 31, 2024 EUR (€)
Disclosure Of Accounting Policies [Abstract]
Default rate expected increase (in percentage)	0.19%
Expected impact on credit risk provision	€ 0